Commitment and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Restructuring costs	$ 5	$ 12	$ 20
Minimum
Product Warranty Liability [Line Items]
Product warranty term	1 year
Maximum
Product Warranty Liability [Line Items]
Product warranty term	3 years